REVENUES (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Disclosure of segment revenue by type
The table below summarizes the partnership’s segment revenue by type of revenue for the three and six months ended June 30, 2020:

	Three Months Ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenue by type
Revenue from contracts with customers	$3,836	$968	$2,196	$—	$7,000
Other revenue	217	152	1	—	370
Total revenue	$4,053	$1,120	$2,197	$—	$7,370

	Six Months Ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenue by type
Revenue from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787
Other revenue	406	320	3	—	729
Total revenue	$10,582	$2,290	$4,644	$—	$17,516

The table below summarizes the partnership’s segment revenue by type of revenue for the three and six months ended June 30, 2019:

	Three Months Ended June 30, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenue by type
Revenue from contracts with customers	$7,341	$959	$2,265	$—	$10,565
Other revenue	4	146	2	—	152
Total revenue	$7,345	$1,105	$2,267	$—	$10,717

	Six Months Ended June 30, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenue by type
Revenue from contracts with customers	$14,262	$2,090	$3,239	$—	$19,591
Other revenue	18	304	5	—	327
Total revenue	$14,280	$2,394	$3,244	$—	$19,918

	Three Months Ended June 30, 2020
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$4,053	$1,120	$2,197	$—	$7,370
Direct operating costs	(3,763)	(791)	(1,728)	(3)	(6,285)
General and administrative expenses	(80)	(53)	(74)	(21)	(228)
Equity accounted Company EBITDA (3)	4	42	17	—	63
Company EBITDA attributable to others (4)	(150)	(170)	(314)	—	(634)
Company EBITDA (1)	64	148	98	(24)	286
Gain (loss) on acquisitions / dispositions, net	—	—	(4)	—	(4)
Other income (expenses), net (5)	3	(23)	1	—	(19)
Interest income (expense), net	(52)	(76)	(224)	(1)	(353)
Realized disposition gain (loss), current income taxes and interest expenses related to equity accounted investment (3)	(2)	(16)	(4)	—	(22)
Current income taxes	(33)	(4)	4	10	(23)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	59	58	191	—	308
Company FFO (1)	39	87	62	(15)	173
Depreciation and amortization expense (2)					(533)
Impairment expense, net					(29)
Other income (expense), net (5)					168
Deferred income taxes					67
Non-cash items attributable to equity accounted investments (3)					(23)
Non-cash items attributable to others (4)					68
Net income (loss) attributable to unitholders (1)					$(109)
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(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the three month period ended June 30, 2020, depreciation and amortization by segment is as follows: business services $103 million, infrastructure services $163 million, industrials $267 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $18 million as per the unaudited interim condensed consolidated statements of operating results.

(4)	Total cash and non-cash items attributable to the interest of others equals net income of $258 million as per the unaudited interim condensed consolidated statements of operating results.

(5)	The sum of these amounts equates to other income of $149 million as per the unaudited interim condensed consolidated statements of operating results.

	Six Months Ended June 30, 2020
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$10,582	$2,290	$4,644	$—	$17,516
Direct operating costs	(10,021)	(1,599)	(3,561)	(5)	(15,186)
General and administrative expenses	(171)	(91)	(165)	(45)	(472)
Equity accounted Company EBITDA (3)	15	77	43	—	135
Company EBITDA attributable to others (4)	(322)	(373)	(718)	—	(1,413)
Company EBITDA (1)	83	304	243	(50)	580
Gain (loss) on acquisitions / dispositions, net	186	—	(7)	—	179
Other income (expenses), net (5)	9	(29)	1	—	(19)
Interest income (expense), net	(110)	(165)	(447)	5	(717)
Realized disposition gain (loss), current income taxes and interest expenses related to equity accounted investment (3)	(4)	(24)	(8)	—	(36)
Current income taxes	(52)	(6)	(61)	21	(98)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	(31)	111	398	—	478
Company FFO (1)	81	191	119	(24)	367
Depreciation and amortization expense (2)					(1,071)
Impairment expense, net					(142)
Other income (expense), net (5)					(49)
Deferred income taxes					165
Non-cash items attributable to equity accounted investments (3)					(90)
Non-cash items attributable to others (4)					585
Net income (loss) attributable to unitholders (1)					$(235)
____________________________________

(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the six month period ended June 30, 2020, depreciation and amortization by segment is as follows: business services $213 million, infrastructure services $328 million, industrials $530 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $9 million as per the unaudited interim condensed consolidated statements of operating results.

(4)	Total cash and non-cash items attributable to the interest of others equals net income of $350 million as per the unaudited interim condensed consolidated statements of operating results.

(5)	The sum of these amounts equates to other expenses of $68 million as per the unaudited interim condensed consolidated statements of operating results.

	Three Months Ended June 30, 2019
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$7,345	$1,105	$2,267	$—	$10,717
Direct operating costs	(7,169)	(838)	(1,767)	(2)	(9,776)
General and administrative expenses	(67)	(41)	(85)	(18)	(211)
Equity accounted Company EBITDA (3)	11	35	17	—	63
Company EBITDA attributable to others (4)	(59)	(173)	(324)	—	(556)
Company EBITDA (1)	61	88	108	(20)	237
Gain (loss) on acquisitions / dispositions, net	522	—	—	—	522
Other income (expenses), net (5)	—	4	—	—	4
Interest income (expense), net	(38)	(97)	(186)	8	(313)
Realized disposition gain (loss), current income taxes and interest expenses related to equity accounted investment (3)	(2)	(5)	(3)	—	(10)
Current income taxes	(47)	—	(51)	5	(93)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	(154)	64	178	—	88
Company FFO (1)	342	54	46	(7)	435
Depreciation and amortization expense (2)					(441)
Impairment expense, net					(324)
Other income (expense), net (5)					(185)
Deferred income taxes					41
Non-cash items attributable to equity accounted investments (3)					(30)
Non-cash items attributable to others (4)					611
Net income (loss) attributable to unitholders (1)					$107
____________________________________

(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the three month period ended June 30, 2019, depreciation and amortization by segment is as follows: business services $58 million, infrastructure services $179 million, industrials $204 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $23 million as per the unaudited interim condensed consolidated statements of operating results.

(4)	Total cash and non-cash items attributable to the interest of others equals net loss of $143 million as per the unaudited interim condensed consolidated statements of operating results.

(5)	The sum of these amounts equates to other expenses of $181 million as per the unaudited interim condensed consolidated statements of operating results.

	Six Months Ended June 30, 2019
	Total attributable to the partnership
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Revenues	$14,280	$2,394	$3,244	$—	$19,918
Direct operating costs	(13,947)	(1,730)	(2,288)	(4)	(17,969)
General and administrative expenses	(134)	(75)	(143)	(37)	(389)
Equity accounted Company EBITDA (3)	19	56	21	—	96
Company EBITDA attributable to others (4)	(112)	(422)	(619)	—	(1,153)
Company EBITDA (1)	106	223	215	(41)	503
Gain (loss) on acquisitions / dispositions, net	522	—	(2)	—	520
Other income (expenses), net (5)	—	—	2	—	2
Interest income (expense), net	(58)	(198)	(255)	14	(497)
Realized disposition gain (loss), current income taxes and interest expenses related to equity accounted investment (3)	(3)	(8)	(4)	—	(15)
Current income taxes	(57)	9	(85)	10	(123)
Company FFO attributable to others (net of Company EBITDA attributable to others) (4)	(136)	130	256	—	250
Company FFO (1)	374	156	127	(17)	640
Depreciation and amortization expense (2)					(752)
Impairment expense, net					(324)
Other income (expense), net (5)					(273)
Deferred income taxes					22
Non-cash items attributable to equity accounted investments (3)					(51)
Non-cash items attributable to others (4)					907
Net income (loss) attributable to unitholders (1)					$169
____________________________________

(1)
Company EBITDA, Company FFO and net income attributable to unitholders include Company EBITDA, Company FFO, and net income attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders and special limited partnership unitholders.

(2)
For the six month period ended June 30, 2019, depreciation and amortization by segment is as follows: business services $115 million, infrastructure services $348 million, industrials $289 million, and corporate and other $nil.

(3)	The sum of these amounts equates to equity accounted income of $30 million as per the unaudited interim condensed consolidated statements of operating results.

(4)	Total cash and non-cash items attributable to the interest of others equals net loss of $4 million as per the unaudited interim condensed consolidated statements of operating results.

(5)	The sum of these amounts equates to other expenses of $271 million as per the unaudited interim condensed consolidated statements of operating results.

Disclosure of segment revenue by timing of revenue recognition for revenue from contracts with customers
The table below summarizes the partnership’s segment revenue by timing of revenue recognition for the total revenue from contracts with customers for the three and six months ended June 30, 2020:

	Three Months Ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$2,863	$367	$2,159	$—	$5,389
Services transferred over a period of time	973	601	37	—	1,611
Total revenue from contracts with customers	$3,836	$968	$2,196	$—	$7,000

	Six Months Ended June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$8,199	$762	$4,564	$—	$13,525
Services transferred over a period of time	1,977	1,208	77	—	3,262
Total revenue from contracts with customers	$10,176	$1,970	$4,641	$—	$16,787

The table below summarizes the partnership’s segment revenue by timing of revenue recognition for the total revenue from contracts with customers for the three and six months ended June 30, 2019:

	Three Months Ended June 30, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$5,839	$288	$2,205	$—	$8,332
Services transferred over a period of time	1,502	671	60	—	2,233
Total revenue from contracts with customers	$7,341	$959	$2,265	$—	$10,565

	Six Months Ended June 30, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Timing of revenue recognition
Goods and services provided at a point in time	$11,139	$713	$3,128	$—	$14,980
Services transferred over a period of time	3,123	1,377	111	—	4,611
Total revenue from contracts with customers	$14,262	$2,090	$3,239	$—	$19,591
The following is an analysis of the partnership’s assets by reportable operating segment as at June 30, 2020 and December 31, 2019:

	As at June 30, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$17,363	$10,845	$22,011	$59	$50,278

	As at December 31, 2019
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$18,132	$10,619	$22,742	$258	$51,751